Outstanding Long-Term Debt Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 3.5% and 3.4% in 2016 and 2015, respectively)	$ 950	$ 957
Unamortized discount, net of premium	(5,716)	(5,824)
Unamortized debt issuance costs	(469)	(465)
Total long-term debt, including current maturities	107,910	109,565
Less long-term debt maturing within one year	2,477	6,325
Total long-term debt	$ 105,433	103,240
Verizon Communications | 0.50% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2017
Maturity date range, end	2042
Notes payable and other	$ 28,491	26,281
Verizon Communications | 4.11% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2018
Maturity date range, end	2055
Notes payable and other	$ 53,909	51,156
Verizon Communications | 5.85% - 6.90% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2018
Maturity date range, end	2054
Notes payable and other	$ 11,295	16,420
Verizon Communications | 7.35% - 8.95% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2018
Maturity date range, end	2039
Notes payable and other	$ 1,860	2,300
Verizon Communications | Floating Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2017
Maturity date range, end	2025
Notes payable and other	$ 9,750	14,100
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2029
Maturity date range, end	2032
Notes payable and other	$ 525	686
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2022
Maturity date range, end	2031
Notes payable and other	$ 328	780
Telephone Subsidiaries | 5.13% - 6.50% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2028
Maturity date range, end	2033
Notes payable and other	$ 319	575
Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2022
Maturity date range, end	2032
Notes payable and other	$ 561	1,099
Other Subsidiaries | 6.84% - 8.75% Notes Payable, Debentures and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2018
Maturity date range, end	2028
Notes payable and other	$ 1,102	$ 1,500
Verizon Wireless and Other Subsidiaries | 1.42% - 2.36% Asset Backed Debt
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date	2021
Asset-backed debt, carrying value	$ 2,485
Verizon Wireless and Other Subsidiaries | Floating Asset-backed Debt
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date	2021
Asset-backed debt, carrying value	$ 2,520
Minimum | Verizon Communications | 0.50% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	0.50%
Minimum | Verizon Communications | 4.11% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	4.11%
Minimum | Verizon Communications | 5.85% - 6.90% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	5.85%
Minimum | Verizon Communications | 7.35% - 8.95% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.35%
Minimum | Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.80%
Minimum | Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.00%
Minimum | Telephone Subsidiaries | 5.13% - 6.50% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	5.13%
Minimum | Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.38%
Minimum | Other Subsidiaries | 6.84% - 8.75% Notes Payable, Debentures and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.84%
Minimum | Verizon Wireless and Other Subsidiaries | 1.42% - 2.36% Asset Backed Debt
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	1.42%
Maximum | Verizon Communications | 0.50% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	3.85%
Maximum | Verizon Communications | 4.11% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	5.50%
Maximum | Verizon Communications | 5.85% - 6.90% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.90%
Maximum | Verizon Communications | 7.35% - 8.95% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.95%
Maximum | Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.88%
Maximum | Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.75%
Maximum | Telephone Subsidiaries | 5.13% - 6.50% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.50%
Maximum | Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.88%
Maximum | Other Subsidiaries | 6.84% - 8.75% Notes Payable, Debentures and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.75%
Maximum | Verizon Wireless and Other Subsidiaries | 1.42% - 2.36% Asset Backed Debt
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	2.36%